Capital management - Schedule of capital structure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital Management [Abstract]
Equity attributable to owners of the Company	$ 248,652	$ 265,392
Debt	75,000	40,000
Capital	$ 323,652	$ 305,392